ACCOUNTS AND OTHER RECEIVABLE, NET AND OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
ACCOUNTS AND OTHER RECEIVABLE, NET AND OTHER NON-CURRENT ASSETS

Note 10 — ACCOUNTS AND OTHER RECEIVABLE, NET AND OTHER NON-CURRENT ASSETS

Accounts and other receivable, net consist of the following:

	As of December 31,
	2024	2025	2025
	S$	S$	US$
Accounts receivable – third parties	191,766	148,990	115,864
Deposits	53,146	5,199	4,043
GST receivable	8,360	18,342	14,264
Other receivable	16,737	17,407	13,537
Prepayment	6,725	2,076,472	1,614,801
Accrued interest income	-	37,926	29,494
Accounts and other receivable	276,734	2,304,336	1,792,002
Allowance for credit losses	-	(17,407)	(13,537)
Accounts and other receivable, net	276,734	2,286,929	1,778,466

Other non-current assets consist of the following:

	As of December 31,
	2024	2025	2025
	S$	S$	US$
Prepayment	-	2,155,291	1,676,095

Accounts receivable are unsecured, non-interest bearing and are generally on 30 days’ credit terms (2024: 30 days). They are recognized at their original amounts which represent their fair value on initial recognition.

Prepayments amounted to S$4.23 million as of December 31, 2025, of which S$4.11 million relates to advance payments for professional services in connection with the Company’s post-IPO strategic initiatives. These initiatives include business expansion, technology development, and other corporate strategic projects.

The counterparties to these arrangements are third-party service providers, and none of the balances relate to related parties.

The services are expected to be delivered over a period ranging from 18 to 36 months, and the prepaid amounts will be recognized in the consolidated statements of operations as the related services are rendered.

Allowance for credit losses S$17,407 provided in 2025.

As at the end of each reporting period, the aging analysis of accounts receivable based on due date is as follows:

	As of December 31,
	2024	2025	2025
	S$	S$	US$
Within 30 days	191,766	90,840	70,643
Between 31 and 60 days	-	50,950	39,622
Between 61 and 90 days	-	7,200	5,599
Total accounts receivable	191,766	148,990	115,864

As of December 31, 2024 and 2025, there’s no outstanding receivable past due more than one year from the end of the reporting period. No allowance for credit losses were made for the financial years ended December 31, 2023, 2024 and 2025.